SEGMENT INFORMATION - Revenue from External Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues	$ 37,168	$ 22,823	$ 7,960
Business services
Disclosure of geographical areas [line items]
Revenues	$ 30,847	20,874	6,393
Business services | Customer Concentration Risk | Sales Revenue, Net | Bottom of range
Disclosure of geographical areas [line items]
Concentration risk, percentage	10.00%
Business services | Customer One | Customer Concentration Risk | Sales Revenue, Net
Disclosure of geographical areas [line items]
Revenues	$ 5,316	3,052
Business services | Customer Two | Customer Concentration Risk | Sales Revenue, Net
Disclosure of geographical areas [line items]
Revenues	3,818	2,712
United Kingdom
Disclosure of geographical areas [line items]
Revenues	21,983	13,637	1,451
Canada
Disclosure of geographical areas [line items]
Revenues	4,691	3,273	1,954
Australia
Disclosure of geographical areas [line items]
Revenues	2,961	2,884	2,502
Brazil
Disclosure of geographical areas [line items]
Revenues	1,736	1,252	52
United States of America
Disclosure of geographical areas [line items]
Revenues	1,772	655	927
Middle East
Disclosure of geographical areas [line items]
Revenues	443	593	732
Europe
Disclosure of geographical areas [line items]
Revenues	2,909	411	251
Other
Disclosure of geographical areas [line items]
Revenues	$ 673	$ 118	$ 91